Convertible Promissory Notes (Details) - USD ($)	1 Months Ended		9 Months Ended
	Oct. 31, 2023	May 31, 2022	Feb. 29, 2024	May 31, 2023
Convertible Promissory Notes [Line Items]
Issuance accrued rate		10.00%
Gross proceeds			$ 2,000,000
Divided by the aggregate number of outstanding (in Shares)			15,000,000
Convertible promissory notes		$ 50		$ 263
Fair value of derivative liabilities
Converted common shares (in Shares)	517,532
Investors [Member]
Convertible Promissory Notes [Line Items]
Conversion rate			80.00%
Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory notes				$ 1,035
Convertible promissory notes			$ 300